Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares and non-redeemable ordinary shares - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022
Denominator
Weighted average shares outstanding, basic	11,500,000				10,919,414	11,065,753
Basic net loss per share				$ (0.01)		$ (0.21)
Redeemable [Member]
Numerator
Allocation of net loss	$ (1,653,245)				$ (2,315,546)	$ (2,347,521)
Denominator
Weighted average shares outstanding, basic	11,500,000				10,919,414	11,065,753
Basic net loss per share	$ (0.14)				$ (0.21)	$ (0.21)
Non-redeemable [Member]
Numerator
Allocation of net loss	$ (442,063)	$ (240)	$ (7,067)	$ (14,946)	$ (646,543)	$ (648,198)
Denominator
Weighted average shares outstanding, basic	3,075,000	2,700,000	2,700,000	2,700,000	3,048,901	3,055,479
Basic net loss per share	$ (0.14)			$ (0.01)	$ (0.21)	$ (0.21)